UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	1.20%
Actual		$ 1,000.00	$ 1,040.90	$ 6.07
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Class T	1.20%
Actual		$ 1,000.00	$ 1,041.80	$ 6.08
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Class B	1.85%
Actual		$ 1,000.00	$ 1,037.90	$ 9.35
Hypothetical A		$ 1,000.00	$ 1,015.62	$ 9.25
Class C	1.95%
Actual		$ 1,000.00	$ 1,037.60	$ 9.85
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 9.74
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,042.90	$ 4.76
Hypothetical A		$ 1,000.00	$ 1,020.13	$ 4.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	9.1	6.0
Brazil	7.2	8.3
Russia	6.9	8.0
Turkey	6.8	4.6
Indonesia	5.9	6.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Turkish Republic	6.8	4.6
Russian Federation	6.7	8.0
Brazilian Federative Republic	5.1	6.6
Indonesian Republic	5.0	6.0
U.S. Treasury Obligations	4.5	1.8
	28.1
Asset Allocation (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
Corporate Bonds 22.7%	Corporate Bonds 19.0%
Government Obligations 64.6%	Government Obligations 66.1%
Supranational Obligations 0.6%	Supranational Obligations 0.8%
Stocks and Investment Companies 1.3%	Stocks and Investment Companies 2.9%
Preferred Securities 0.9%	Preferred Securities 0.7%
Short-Term Investments and Net Other Assets 9.9%	Short-Term Investments and Net Other Assets 10.5%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.7%
		Principal Amount (b)	Value
Argentina - 0.6%
City of Buenos Aires 12.5% 4/6/15 (d)		$ 1,920,000	$ 1,939,200
Pan American Energy LLC 7.875% 5/7/21 (d)		2,415,000	2,390,850
TOTAL ARGENTINA			4,330,050
Australia - 0.0%
Leighton Finance International 7.875% 5/16/11		250,000	251,875
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		1,615,000	1,615,000
Bermuda - 0.2%
Noble Group Ltd.:
6.75% 1/29/20 (d)		930,000	892,800
8.5% 5/30/13 (Reg. S)		250,000	273,750
TOTAL BERMUDA			1,166,550
Brazil - 1.9%
Banco Cruzeiro Do Sul SA 8.5% 2/20/15 (d)		1,550,000	1,588,750
Banco do Brasil SA 4.5% 1/22/15 (d)		1,475,000	1,489,750
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (d)		3,260,000	3,260,000
Banco Votorantim SA 7.375% 1/21/20 (d)		1,110,000	1,137,750
BFF International Ltd. 7.25% 1/28/20 (d)		1,445,000	1,483,004
Braskem Finance Ltd. 7% 5/7/20 (d)		1,830,000	1,848,300
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (d)		820,000	889,700
Net Servicos de Comunicacao SA 7.5% 1/27/20 (d)		1,850,000	1,928,625
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (d)		970,000	977,275
TOTAL BRAZIL			14,603,154
British Virgin Islands - 0.0%
Road King Infrastructure Finance 2004 Ltd. 6.25% 7/15/11		235,000	234,413
Cayman Islands - 2.3%
Banco Bradesco SA 4.1% 3/23/15 (d)		1,990,000	1,980,050
Country Garden Holdings Co. Ltd. 11.25% 4/22/17 (d)		845,000	790,075
CSN Islands XI Corp. 6.875% 9/21/19 (d)		1,910,000	1,942,470
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		1,035,000	1,234,599
Lumena Resources Corp. 12% 10/27/14 (d)		265,000	225,250
Odebrecht Finance Ltd.:
7% 4/21/20 (d)		1,480,000	1,502,200
9.625% 4/9/14 (d)		1,430,000	1,673,100
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		1,795,000	1,807,651
Pontis Ltd. 6.25% 7/20/10 (d)		3,260,000	3,211,100
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Cayman Islands - continued
TDIC Finance Ltd. 6.5% 7/2/14 (d)		$ 2,320,000	$ 2,467,900
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (d)		1,540,000	1,559,250
TOTAL CAYMAN ISLANDS			18,393,645
Colombia - 0.2%
Empresas Publicas de Medellin 7.625% 7/29/19 (d)		1,390,000	1,560,275
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		1,740,000	1,844,400
Indonesia - 0.4%
Adaro Indonesia PT 7.625% 10/22/19 (d)		2,210,000	2,243,150
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (a)(d)		1,235,000	0
0% 7/5/01 (Reg. S) (a)		445,000	0
BLT Finance BV 7.5% 5/15/14 (Reg. S)		245,000	163,856
Listrindo Capital BV 9.25% 1/29/15 (d)		740,000	777,000
TOTAL INDONESIA			3,184,006
Ireland - 0.4%
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)		1,455,000	1,535,025
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)		1,455,000	1,567,763
TOTAL IRELAND			3,102,788
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		1,885,000	1,880,495
Korea (South) - 1.9%
Export-Import Bank of Korea:
5.125% 6/29/20		1,660,000	1,664,482
8.125% 1/21/14		1,360,000	1,548,224
Hyundai Capital Services, Inc. 6% 5/5/15 (d)		1,960,000	2,058,000
Industrial Bank of Korea 7.125% 4/23/14 (d)		1,620,000	1,808,568
Korea Development Bank 4.375% 8/10/15		1,930,000	1,971,688
Korea Expressway Corp. 4.5% 3/23/15 (d)		1,940,000	1,980,934
POSCO 8.75% 3/26/14 (d)		1,590,000	1,878,585
SK Broadband Co., Ltd. 7% 2/1/12 (d)		1,490,000	1,545,875
Woori Bank 7% 2/2/15 (d)		690,000	753,342
TOTAL KOREA (SOUTH)			15,209,698
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - 1.9%
ArcelorMittal SA 9% 2/15/15		$ 1,080,000	$ 1,270,574
Millicom International Cellular SA 10% 12/1/13		1,800,000	1,854,000
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		1,665,000	1,652,513
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		565,000	557,938
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		1,355,000	1,432,913
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		1,040,000	1,094,600
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		1,265,000	1,353,550
RSHB Capital SA 9% 6/11/14 (d)		1,215,000	1,363,838
TNK-BP Finance SA:
7.5% 3/13/13 (d)		1,070,000	1,128,850
7.875% 3/13/18 (Reg. S)		1,450,000	1,511,625
VTB Capital SA 6.465% 3/4/15 (d)		1,860,000	1,860,000
TOTAL LUXEMBOURG			15,080,401
Mexico - 0.7%
Alestra SA de RL de CV 11.75% 8/11/14		1,320,000	1,405,800
America Movil SAB de CV 3.625% 3/30/15 (d)		1,479,000	1,517,155
Petroleos Mexicanos 6% 3/5/20 (d)		2,105,000	2,199,725
Vitro SAB de CV 9.125% 2/1/17 (a)		675,000	310,500
TOTAL MEXICO			5,433,180
Netherlands - 4.6%
Bulgaria Steel Finance BV 12% 5/4/13 unit (a)	EUR	600,000	73,368
DTEK Finance BV 9.5% 4/28/15 (d)		1,560,000	1,474,200
Indosat Finance Co. BV 7.75% 11/5/10		625,000	631,250
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		2,080,000	2,080,000
6.875% 11/4/11 (Reg. S)		954,000	982,620
Kazakhstan Temir Zholy Finance BV 6.5% 5/11/11		1,110,000	1,118,325
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (d)		3,170,000	3,173,170
8.375% 7/2/13 (d)		2,660,000	2,859,500
9.125% 7/2/18 (d)		3,700,000	4,250,375
11.75% 1/23/15 (d)		3,750,000	4,584,375
Lippo Karawaci Finance BV 8.875% 3/9/11		260,000	264,888
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - continued
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		$ 1,105,000	$ 1,179,588
7.75% 10/17/16 (Reg. S)		1,720,000	1,896,300
7.75% 1/20/20 (d)		3,340,000	3,657,300
7.875% 6/29/37 (Reg. S)		3,065,000	3,110,975
8% 8/7/19 (d)		1,700,000	1,878,500
Matahari International Finance Co. BV 10.75% 8/7/12		1,690,000	1,768,247
Paiton Energy Funding BV 9.34% 2/15/14 (Reg. S)		247,000	251,940
PT Indosat International Finance Co. BV 7.125% 6/22/12 (d)		1,090,000	1,122,700
TOTAL NETHERLANDS			36,357,621
Peru - 0.1%
CFG Investment SAC 9.25% 12/19/13 (Reg. S)		705,000	712,050
Philippines - 1.5%
National Power Corp. 6.875% 11/2/16 (d)		2,885,000	3,173,500
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (d)		3,700,000	4,084,060
7.39% 12/2/24 (d)		4,260,000	4,659,375
TOTAL PHILIPPINES			11,916,935
Qatar - 0.2%
Qtel International Finance Ltd. 6.5% 6/10/14 (d)		1,310,000	1,434,450
Russia - 0.2%
MTS International Funding Ltd. 8.625% 6/22/20 (d)		1,555,000	1,606,471
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (d)		2,045,000	2,336,413
Ukraine - 0.4%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,770,000	2,873,875
United Arab Emirates - 0.6%
Dolphin Energy Ltd. 5.888% 6/15/19 (d)		2,906,679	3,008,413
Dubai Electricity & Water Authority 8.5% 4/22/15 (d)		1,850,000	1,882,375
TOTAL UNITED ARAB EMIRATES			4,890,788
United Kingdom - 0.6%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		4,345,000	4,279,825
United States of America - 2.6%
Drummond Co., Inc. 9% 10/15/14 (d)		3,062,000	3,107,930
Gerdau Holdings, Inc. 7% 1/20/20 (d)		1,365,000	1,386,840
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
NII Capital Corp.:
8.875% 12/15/19		$ 1,875,000	$ 1,921,875
10% 8/15/16		2,100,000	2,210,250
Pemex Project Funding Master Trust 8.625% 2/1/22		5,800,000	7,163,000
Southern Copper Corp.:
5.375% 4/16/20		845,000	847,113
6.75% 4/16/40		3,975,000	3,955,125
TOTAL UNITED STATES OF AMERICA			20,592,133
Venezuela - 0.5%
Petroleos de Venezuela SA:
5.25% 4/12/17		3,585,000	1,917,975
5.375% 4/12/27		3,535,000	1,573,075
TOTAL VENEZUELA			3,491,050
TOTAL NONCONVERTIBLE BONDS (Cost $174,028,660)			178,381,541
Government Obligations - 64.6%

Argentina - 2.8%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		8,300,635	5,582,177
par 2.5% 12/31/38 (c)		10,520,000	3,734,600
0% 12/15/35		7,523,560	583,076
7% 9/12/13		10,790,000	9,390,897
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,257,600	2,174,448
8.75% 6/2/17		703,801	594,712
TOTAL ARGENTINA			22,059,910
Bahamas (Nassau) - 0.5%
Bahamian Republic 6.95% 11/20/29 (d)		3,740,000	3,740,000
Barbados - 0.4%
Barbados Government 7.25% 12/15/21 (d)		2,635,000	2,793,100
Belize - 0.2%
Belize Government 6% 2/20/29 (c)(d)		2,354,700	1,730,705
Brazil - 5.1%
Brazilian Federative Republic:
5.625% 1/7/41		5,945,000	5,855,825
Government Obligations - continued
		Principal Amount (b)	Value
Brazil - continued
Brazilian Federative Republic: - continued
5.875% 1/15/19		$ 4,665,000	$ 5,131,500
7.125% 1/20/37		3,070,000	3,647,160
8% 1/15/18		1,693,333	1,972,733
8.25% 1/20/34		2,040,000	2,692,800
8.875% 4/15/24		2,290,000	3,102,950
10.125% 5/15/27		2,990,000	4,485,000
11% 8/17/40		4,600,000	6,175,500
12.25% 3/6/30		2,015,000	3,526,250
12.5% 1/5/16	BRL	4,105,000	2,523,356
12.75% 1/15/20		850,000	1,377,000
TOTAL BRAZIL			40,490,074
Cayman Islands - 0.5%
Cayman Island Government 5.95% 11/24/19 (d)		3,880,000	3,880,000
Colombia - 2.2%
Colombian Republic:
6.125% 1/18/41		4,635,000	4,681,350
7.375% 3/18/19		2,005,000	2,345,850
10.375% 1/28/33		3,790,000	5,495,500
11.75% 2/25/20		3,393,000	5,030,123
TOTAL COLOMBIA			17,552,823
Congo - 0.6%
Congo Republic 3% 6/30/29 (c)		8,298,250	4,398,073
Croatia - 0.6%
Croatia Republic 6.75% 11/5/19 (d)		4,890,000	5,071,908
Dominican Republic - 0.9%
Dominican Republic:
7.5% 5/6/21 (d)		3,240,000	3,337,200
9.04% 1/23/18 (d)		3,202,422	3,554,689
TOTAL DOMINICAN REPUBLIC			6,891,889
Ecuador - 0.4%
Ecuador Republic 9.375% 12/15/15 (d)		3,940,000	3,467,200
Egypt - 0.3%
Arab Republic of Egypt 5.75% 4/29/20 (d)		2,690,000	2,703,450
El Salvador - 1.0%
El Salvador Republic:
7.375% 12/1/19 (d)		2,705,000	2,948,450
7.65% 6/15/35 (Reg. S)		2,975,000	3,153,500
Government Obligations - continued
		Principal Amount (b)	Value
El Salvador - continued
El Salvador Republic: - continued
7.75% 1/24/23 (Reg. S)		$ 1,050,000	$ 1,149,750
8.25% 4/10/32 (Reg. S)		865,000	951,500
TOTAL EL SALVADOR			8,203,200
Gabon - 0.9%
Gabonese Republic 8.2% 12/12/17 (d)		6,590,000	6,993,638
Georgia - 0.8%
Georgia Republic 7.5% 4/15/13		5,875,000	6,080,625
Ghana - 1.0%
Ghana Republic:
8.5% 10/4/17 (d)		6,555,000	6,882,750
14.99% 3/11/13	GHS	1,380,000	945,575
TOTAL GHANA			7,828,325
Hungary - 0.3%
Hungarian Republic 6.25% 1/29/20		1,990,000	1,950,200
Indonesia - 5.5%
Indonesian Republic:
5.875% 3/13/20 (d)		2,610,000	2,750,418
6.625% 2/17/37 (d)		3,145,000	3,302,250
6.75% 3/10/14 (Reg. S)		1,940,000	2,138,850
6.875% 3/9/17 (d)		1,990,000	2,243,725
6.875% 1/17/18 (d)		3,825,000	4,312,688
7.25% 4/20/15 (d)		1,615,000	1,841,100
7.5% 1/15/16 (d)		5,310,000	6,159,600
7.75% 1/17/38 (d)		3,485,000	4,112,300
8.5% 10/12/35 (d)		4,440,000	5,594,400
10.375% 5/4/14 (d)		1,715,000	2,105,163
11.625% 3/4/19 (d)		3,685,000	5,287,975
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (d)		3,070,000	3,568,875
TOTAL INDONESIA			43,417,344
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		7,270,000	5,888,700
Ivory Coast - 1.4%
Ivory Coast 2.45% 12/31/32 (c)		19,815,000	10,700,100
Jamaica - 0.1%
Jamaican Government 8% 3/15/39		1,228,000	1,105,200
Government Obligations - continued
		Principal Amount (b)	Value
Lebanon - 1.6%
Lebanese Republic:
4% 12/31/17		$ 6,067,500	$ 5,803,564
9% 3/20/17		2,365,000	2,778,875
11.625% 5/11/16 (Reg. S)		3,290,000	4,227,650
TOTAL LEBANON			12,810,089
Lithuania - 0.9%
Lithuanian Republic:
6.75% 1/15/15 (d)		3,515,000	3,676,690
7.375% 2/11/20 (d)		3,545,000	3,718,705
TOTAL LITHUANIA			7,395,395
Mexico - 3.6%
United Mexican States:
5.125% 1/15/20		1,516,000	1,588,010
5.625% 1/15/17		9,317,000	10,248,700
6.05% 1/11/40		6,594,000	6,956,670
11.375% 9/15/16		1,939,000	2,733,990
11.5% 5/15/26		3,945,000	6,726,225
TOTAL MEXICO			28,253,595
Pakistan - 1.2%
Islamic Republic of Pakistan:
6.875% 6/1/17 (d)		7,665,000	6,975,150
7.125% 3/31/16 (d)		2,320,000	2,157,600
TOTAL PAKISTAN			9,132,750
Panama - 0.5%
Panamanian Republic 5.2% 1/30/20		3,740,000	3,880,250
Peru - 0.9%
Peruvian Republic:
7.35% 7/21/25		2,725,000	3,265,913
8.75% 11/21/33		2,940,000	3,983,700
TOTAL PERU			7,249,613
Philippines - 3.2%
Philippine Republic:
6.375% 10/23/34		7,350,000	7,369,110
6.5% 1/20/20		6,065,000	6,672,107
7.75% 1/14/31		3,395,000	3,934,126
Government Obligations - continued
		Principal Amount (b)	Value
Philippines - continued
Philippine Republic: - continued
9.5% 2/2/30		$ 3,300,000	$ 4,463,250
10.625% 3/16/25		1,765,000	2,546,013
TOTAL PHILIPPINES			24,984,606
Poland - 0.6%
Polish Government 6.375% 7/15/19		4,510,000	4,915,900
Qatar - 0.8%
State of Qatar:
4% 1/20/15 (d)		3,555,000	3,652,514
6.4% 1/20/40 (d)		2,095,000	2,225,665
TOTAL QATAR			5,878,179
Russia - 6.7%
Russian Federation:
3.625% 4/29/15 (d)		8,700,000	8,428,560
7.5% 3/31/30 (Reg. S)		31,960,800	36,075,735
12.75% 6/24/28 (Reg. S)		4,974,000	8,331,450
TOTAL RUSSIA			52,835,745
Serbia - 0.6%
Republic of Serbia 6.75% 11/1/24 (d)		5,147,500	4,928,731
South Africa - 0.2%
South African Republic 5.5% 3/9/20		1,810,000	1,871,088
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (d)		3,195,000	3,282,863
8.25% 10/24/12 (d)		1,850,000	1,970,250
TOTAL SRI LANKA			5,253,113
Turkey - 6.8%
Turkish Republic:
0% 11/16/11	TRY	6,930,000	3,895,978
5.625% 3/30/21		3,295,000	3,253,813
6.75% 4/3/18		1,615,000	1,768,425
6.75% 5/30/40		5,100,000	5,115,300
6.875% 3/17/36		6,700,000	6,917,750
7% 9/26/16		1,225,000	1,364,405
7% 3/11/19		4,045,000	4,479,838
7% 6/5/20		1,565,000	1,727,447
7.25% 3/15/15		1,195,000	1,335,413
Government Obligations - continued
		Principal Amount (b)	Value
Turkey - continued
Turkish Republic: - continued
7.25% 3/5/38		$ 1,815,000	$ 1,946,588
7.375% 2/5/25		4,620,000	5,191,956
7.5% 7/14/17		1,735,000	1,977,900
7.5% 11/7/19		1,460,000	1,673,598
9.5% 1/15/14		2,675,000	3,143,125
11% 1/14/13		2,325,000	2,726,063
11.875% 1/15/30		4,305,000	6,958,172
TOTAL TURKEY			53,475,771
Ukraine - 0.9%
Ukraine Cabinet of Ministers:
6.58% 11/21/16 (d)		2,095,000	1,943,113
6.875% 3/4/11 (Reg. S)		1,445,000	1,445,000
Ukraine Government:
6.385% 6/26/12 (d)		845,000	836,550
6.75% 11/14/17 (d)		1,830,000	1,697,325
7.65% 6/11/13 (Reg. S)		1,400,000	1,417,500
TOTAL UKRAINE			7,339,488
United States of America - 4.5%
U.S. Treasury Bonds 4.375% 5/15/40		32,630,000	35,378,099
Uruguay - 0.4%
Uruguay Republic 8% 11/18/22		2,420,000	2,916,100
Venezuela - 3.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		15,490	387,250
1.3072% 4/20/11 (Reg. S) (e)		8,360,000	7,733,000
5.375% 8/7/10 (Reg. S)		1,535,000	1,523,488
5.75% 2/26/16 (Reg S.)		3,010,000	1,896,300
7% 3/31/38		1,345,000	706,125
7.75% 10/13/19 (Reg. S)		5,005,000	3,003,000
8.5% 10/8/14		2,495,000	1,946,100
9.25% 9/15/27		3,960,000	2,722,500
9.25% 5/7/28 (Reg. S)		2,025,000	1,235,250
9.375% 1/13/34		2,080,000	1,300,000
10.75% 9/19/13		4,445,000	3,911,600
13.625% 8/15/18		1,255,000	1,098,125
TOTAL VENEZUELA			27,462,738
Government Obligations - continued
		Principal Amount (b)	Value
Vietnam - 0.7%
Vietnamese Socialist Republic:
6.75% 1/29/20 (d)		$ 3,720,000	$ 3,831,600
6.875% 1/15/16 (d)		1,445,000	1,535,313
TOTAL VIETNAM			5,366,913
TOTAL GOVERNMENT OBLIGATIONS (Cost $483,932,563)			508,274,627
Supranational Obligations - 0.6%

Central American Bank 5.375% 9/24/14 (d)		1,770,000	1,871,775
Corporacion Andina de Fomento 8.125% 6/4/19		1,610,000	1,974,021
Eurasian Development Bank 7.375% 9/29/14 (d)		980,000	1,016,750
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,462,196)			4,862,546
Investment Companies - 1.3%
	Shares
United States of America - 1.3%
iShares MSCI Brazil Index ETF (Cost $10,661,583)	164,800	10,211,008
Preferred Securities - 0.9%
	Principal Amount (b)
Brazil - 0.2%
Globo Comunicacoes e Participacoes SA 9.375%	$ 1,805,000	1,838,007
United States of America - 0.7%
Pemex Project Funding Master Trust 7.75%	5,060,000	5,082,371
TOTAL PREFERRED SECURITIES (Cost $6,926,026)		6,920,378
Money Market Funds - 8.0%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (f) (Cost $63,026,038)	63,026,038	$ 63,026,038
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $743,037,066)		771,676,138
NET OTHER ASSETS (LIABILITIES) - 1.9%		15,189,083
NET ASSETS - 100%		$ 786,865,221
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
GHS	-	Ghana cedi
TRY	-	New Turkish Lira
Legend
(a) Non-income producing - Issuer is in default.
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $258,299,745 or 32.8% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,709
Fidelity Securities Lending Cash Central Fund	7
Total	$ 39,716
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 178,381,541	$ -	$ 178,308,173	$ 73,368
Government Obligations	508,274,627	-	508,274,627	-
Supranational Obligations	4,862,546	-	4,862,546	-
Investment Companies	10,211,008	10,211,008	-	-
Preferred Securities	6,920,378	-	6,920,378	-
Money Market Funds	63,026,038	63,026,038	-	-
Total Investments in Securities:	$ 771,676,138	$ 73,237,046	$ 698,365,724	$ 73,368
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 563,258
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	56,188
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	17,180
Transfers out of Level 3	(563,258)
Ending Balance	$ 73,368
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 56,188

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information - continued
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	4.5%
AAA,AA,A	5.9%
BBB	27.9%
BB	29.2%
B	16.0%
CCC,CC,C	0.4%
Not Rated	4.8%
Equities	1.4%
Short-Term Investments and Net Other Assets	9.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $3,380,295 all of which will expire on December 31, 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $680,011,028)	$ 708,650,100
Fidelity Central Funds (cost $63,026,038)	63,026,038
Total Investments (cost $743,037,066)		$ 771,676,138
Cash		818,469
Receivable for investments sold		5,215,395
Receivable for fund shares sold		3,665,272
Dividends receivable		120,000
Interest receivable		13,442,523
Distributions receivable from Fidelity Central Funds		11,811
Receivable from investment adviser for expense reductions		24,262
Other receivables		327
Total assets		794,974,197

Liabilities
Payable for investments purchased	$ 5,363,305
Payable for fund shares redeemed	1,000,359
Distributions payable	944,374
Accrued management fee	422,461
Distribution fees payable	154,546
Other affiliated payables	149,188
Other payables and accrued expenses	74,743
Total liabilities		8,108,976

Net Assets		$ 786,865,221
Net Assets consist of:
Paid in capital		$ 761,405,179
Undistributed net investment income		5,114,398
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,295,959)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		28,641,603
Net Assets		$ 786,865,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($229,235,669 ÷ 17,698,870 shares)	$ 12.95

Maximum offering price per share (100/96.00 of $12.95)	$ 13.49
Class T: Net Asset Value and redemption price per share ($115,016,893 ÷ 8,910,697 shares)	$ 12.91

Maximum offering price per share (100/96.00 of $12.91)	$ 13.45
Class B: Net Asset Value and offering price per share ($20,209,125 ÷ 1,545,304 shares)A	$ 13.08

Class C: Net Asset Value and offering price per share ($86,743,705 ÷ 6,658,960 shares)A	$ 13.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($335,659,829 ÷ 26,311,156 shares)	$ 12.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 481,531
Interest		23,170,398
Income from Fidelity Central Funds		39,716
Total income		23,691,645

Expenses
Management fee	$ 2,258,642
Transfer agent fees	669,175
Distribution fees	854,866
Accounting and security lending fees	166,458
Custodian fees and expenses	56,695
Independent trustees' compensation	1,756
Registration fees	116,837
Audit	31,537
Legal	481
Miscellaneous	3,497
Total expenses before reductions	4,159,944
Expense reductions	(127,755)	4,032,189
Net investment income		19,659,456
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(84,092)
Foreign currency transactions	(112,150)
Total net realized gain (loss)		(196,242)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,076,948
Assets and liabilities in foreign currencies	5,913
Total change in net unrealized appreciation (depreciation)		5,082,861
Net gain (loss)		4,886,619
Net increase (decrease) in net assets resulting from operations		$ 24,546,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,659,456	$ 27,410,345
Net realized gain (loss)	(196,242)	4,190,926
Change in net unrealized appreciation (depreciation)	5,082,861	74,936,989
Net increase (decrease) in net assets resulting from operations	24,546,075	106,538,260
Distributions to shareholders from net investment income	(17,202,759)	(24,963,530)
Distributions to shareholders from net realized gain	-	(647,094)
Total distributions	(17,202,759)	(25,610,624)
Share transactions - net increase (decrease)	218,969,056	261,650,696
Redemption fees	181,313	87,851
Total increase (decrease) in net assets	226,493,685	342,666,183

Net Assets
Beginning of period	560,371,536	217,705,353
End of period (including undistributed net investment income of $5,114,398 and undistributed net investment income of $2,657,701, respectively)	$ 786,865,221	$ 560,371,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 9.51	$ 12.32	$ 12.40	$ 12.11	$ 12.16
Income from Investment Operations
Net investment income E	.374	.950	.675	.709	.715	.727
Net realized and unrealized gain (loss)	.141	3.126	(2.793)	(.066)	.638	.556
Total from investment operations	.515	4.076	(2.118)	.643	1.353	1.283
Distributions from net investment income	(.328)	(.814)	(.664)	(.705)	(.699)	(.744)
Distributions from net realized gain	-	(.015)	(.030)	(.020)	(.367)	(.590)
Total distributions	(.328)	(.829)	(.694)	(.725)	(1.066)	(1.334)
Redemption fees added to paid in capital E	.003	.003	.002	.002	.003	.001
Net asset value, end of period	$ 12.95	$ 12.76	$ 9.51	$ 12.32	$ 12.40	$ 12.11
Total Return B, C, D	4.09%	44.11%	(17.82)%	5.36%	11.57%	11.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.29%	1.32%	1.27%	1.28%	1.31%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.18%	1.10%	1.11%
Expenses net of all reductions	1.20% A	1.20%	1.20%	1.17%	1.09%	1.11%
Net investment income	5.85% A	8.13%	5.94%	5.75%	5.80%	6.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 229,236	$ 167,196	$ 60,543	$ 75,584	$ 65,593	$ 42,836
Portfolio turnover rate G	105% A	123%	57%	72%	105%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 9.48	$ 12.28	$ 12.37	$ 12.08	$ 12.14
Income from Investment Operations
Net investment income E	.373	.924	.676	.704	.701	.713
Net realized and unrealized gain (loss)	.152	3.132	(2.784)	(.074)	.640	.549
Total from investment operations	.525	4.056	(2.108)	.630	1.341	1.262
Distributions from net investment income	(.328)	(.814)	(.664)	(.702)	(.687)	(.733)
Distributions from net realized gain	-	(.015)	(.030)	(.020)	(.367)	(.590)
Total distributions	(.328)	(.829)	(.694)	(.722)	(1.054)	(1.323)
Redemption fees added to paid in capital E	.003	.003	.002	.002	.003	.001
Net asset value, end of period	$ 12.91	$ 12.71	$ 9.48	$ 12.28	$ 12.37	$ 12.08
Total Return B, C, D	4.18%	44.04%	(17.80)%	5.26%	11.49%	10.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.26% A	1.30%	1.32%	1.29%	1.36%	1.40%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.21%
Expenses net of all reductions	1.20% A	1.20%	1.20%	1.19%	1.19%	1.21%
Net investment income	5.85% A	8.13%	5.95%	5.73%	5.70%	5.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,017	$ 106,446	$ 87,427	$ 136,031	$ 137,200	$ 95,102
Portfolio turnover rate G	105% A	123%	57%	72%	105%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 9.60	$ 12.42	$ 12.50	$ 12.20	$ 12.24
Income from Investment Operations
Net investment income E	.336	.861	.609	.632	.628	.640
Net realized and unrealized gain (loss)	.146	3.169	(2.812)	(.073)	.642	.562
Total from investment operations	.482	4.030	(2.203)	.559	1.270	1.202
Distributions from net investment income	(.285)	(.738)	(.589)	(.621)	(.606)	(.653)
Distributions from net realized gain	-	(.015)	(.030)	(.020)	(.367)	(.590)
Total distributions	(.285)	(.753)	(.619)	(.641)	(.973)	(1.243)
Redemption fees added to paid in capital E	.003	.003	.002	.002	.003	.001
Net asset value, end of period	$ 13.08	$ 12.88	$ 9.60	$ 12.42	$ 12.50	$ 12.20
Total Return B, C, D	3.79%	43.08%	(18.29)%	4.61%	10.74%	10.34%
Ratios to Average Net Assets F, H
Expenses before reductions	1.96% A	1.97%	1.97%	1.94%	2.10%	2.12%
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85%	1.86%
Expenses net of all reductions	1.85% A	1.85%	1.85%	1.84%	1.84%	1.86%
Net investment income	5.20% A	7.48%	5.30%	5.08%	5.06%	5.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,209	$ 18,398	$ 14,324	$ 22,418	$ 26,442	$ 27,303
Portfolio turnover rate G	105% A	123%	57%	72%	105%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 9.56	$ 12.37	$ 12.46	$ 12.16	$ 12.21
Income from Investment Operations
Net investment income E	.328	.867	.594	.616	.613	.627
Net realized and unrealized gain (loss)	.148	3.142	(2.798)	(.080)	.645	.553
Total from investment operations	.476	4.009	(2.204)	.536	1.258	1.180
Distributions from net investment income	(.279)	(.727)	(.578)	(.608)	(.594)	(.641)
Distributions from net realized gain	-	(.015)	(.030)	(.020)	(.367)	(.590)
Total distributions	(.279)	(.742)	(.608)	(.628)	(.961)	(1.231)
Redemption fees added to paid in capital E	.003	.003	.002	.002	.003	.001
Net asset value, end of period	$ 13.03	$ 12.83	$ 9.56	$ 12.37	$ 12.46	$ 12.16
Total Return B, C, D	3.76%	43.02%	(18.37)%	4.44%	10.66%	10.17%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	2.02%	2.06%	2.04%	2.12%	2.16%
Expenses net of fee waivers, if any	1.95% A	1.95%	1.95%	1.95%	1.95%	1.96%
Expenses net of all reductions	1.95% A	1.95%	1.95%	1.94%	1.94%	1.96%
Net investment income	5.09% A	7.38%	5.20%	4.98%	4.95%	5.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,744	$ 63,669	$ 22,464	$ 30,962	$ 28,628	$ 18,863
Portfolio turnover rate G	105% A	123%	57%	72%	105%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 9.39	$ 12.16	$ 12.25	$ 11.98	$ 12.04
Income from Investment Operations
Net investment income D	.384	.990	.695	.725	.725	.739
Net realized and unrealized gain (loss)	.147	3.044	(2.745)	(.064)	.628	.554
Total from investment operations	.531	4.034	(2.050)	.661	1.353	1.293
Distributions from net investment income	(.344)	(.842)	(.692)	(.733)	(.718)	(.764)
Distributions from net realized gain	-	(.015)	(.030)	(.020)	(.367)	(.590)
Total distributions	(.344)	(.857)	(.722)	(.753)	(1.085)	(1.354)
Redemption fees added to paid in capital D	.003	.003	.002	.002	.002	.001
Net asset value, end of period	$ 12.76	$ 12.57	$ 9.39	$ 12.16	$ 12.25	$ 11.98
Total Return B, C	4.29%	44.29%	(17.52)%	5.58%	11.70%	11.37%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	.97%	1.02%	.99%	1.02%	1.01%
Expenses net of fee waivers, if any	.94% A	.95%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.94% A	.95%	.95%	.95%	.94%	.95%
Net investment income	6.10% A	8.38%	6.19%	5.97%	5.96%	6.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,660	$ 204,663	$ 32,947	$ 45,232	$ 25,177	$ 22,134
Portfolio turnover rate F	105% A	123%	57%	72%	105%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 39,700,967
Gross unrealized depreciation	(8,789,262)
Net unrealized appreciation (depreciation)	$ 30,911,705

Tax cost	$ 740,764,433

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $414,441,286 and $242,595,494, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 254,878	$ 3,440
Class T	-%	.25%	141,667	-
Class B	.65%	.25%	88,341	66,256
Class C	.75%	.25%	369,980	183,868
			$ 854,866	$ 253,564

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,002
Class T	8,480
Class B*	22,019
Class C*	16,450
$ 79,951

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 231,472.23
Class T	126,137.22
Class B	25,649.26
Class C	74,899.20
Institutional Class	211,018.16
	$ 669,175

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,123 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.20%	$ 65,024
Class T	1.20%	35,290
Class B	1.85%	10,327
Class C	1.95%	16,238
		$ 126,879

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $570 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $306.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Class A	$ 5,139,826	$ 7,132,338
Class T	2,882,182	6,958,625
Class B	428,077	1,003,714
Class C	1,575,080	2,468,243
Institutional Class	7,177,594	7,400,610
Total	$ 17,202,759	$ 24,963,530
From net realized gain
Class A	$ -	$ 193,016
Class T	-	123,558
Class B	-	21,170
Class C	-	72,723
Institutional Class	-	236,627
Total	$ -	$ 647,094

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	7,435,480	8,915,226	$ 96,435,397	$ 108,963,057
Reinvestment of distributions	339,385	540,320	4,391,443	6,421,068
Shares redeemed	(3,182,511)	(2,712,377)	(41,058,354)	(30,467,236)
Net increase (decrease)	4,592,354	6,743,169	$ 59,768,486	$ 84,916,889
Class T
Shares sold	1,484,168	2,295,615	$ 19,163,046	$ 26,938,453
Reinvestment of distributions	192,544	535,436	2,481,771	6,153,825
Shares redeemed	(1,138,330)	(3,676,469)	(14,661,279)	(42,208,743)
Net increase (decrease)	538,382	(845,418)	$ 6,983,538	$ (9,116,465)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class B
Shares sold	399,625	399,800	$ 5,248,292	$ 4,901,028
Reinvestment of distributions	26,346	72,990	343,929	851,775
Shares redeemed	(309,412)	(536,535)	(4,042,175)	(5,974,173)
Net increase (decrease)	116,559	(63,745)	$ 1,550,046	$ (221,370)
Class C
Shares sold	2,526,852	3,284,954	$ 32,984,015	$ 40,335,680
Reinvestment of distributions	95,993	171,629	1,248,366	2,056,422
Shares redeemed	(927,132)	(842,206)	(12,009,982)	(9,820,911)
Net increase (decrease)	1,695,713	2,614,377	$ 22,222,399	$ 32,571,191
Institutional Class
Shares sold	13,020,386	14,734,937	$ 166,413,829	$ 176,271,975
Reinvestment of distributions	292,787	357,732	3,731,373	4,285,454
Shares redeemed	(3,284,033)	(2,321,252)	(41,700,615)	(27,056,978)
Net increase (decrease)	10,029,140	12,771,417	$ 128,444,587	$ 153,500,451

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMI-USAN-0810
1.787773.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Emerging Markets Income
Fund - Institutional Class

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	1.20%
Actual		$ 1,000.00	$ 1,040.90	$ 6.07
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Class T	1.20%
Actual		$ 1,000.00	$ 1,041.80	$ 6.08
Hypothetical A		$ 1,000.00	$ 1,018.84	$ 6.01
Class B	1.85%
Actual		$ 1,000.00	$ 1,037.90	$ 9.35
Hypothetical A		$ 1,000.00	$ 1,015.62	$ 9.25
Class C	1.95%
Actual		$ 1,000.00	$ 1,037.60	$ 9.85
Hypothetical A		$ 1,000.00	$ 1,015.12	$ 9.74
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,042.90	$ 4.76
Hypothetical A		$ 1,000.00	$ 1,020.13	$ 4.71

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2010
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	9.1	6.0
Brazil	7.2	8.3
Russia	6.9	8.0
Turkey	6.8	4.6
Indonesia	5.9	6.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Turkish Republic	6.8	4.6
Russian Federation	6.7	8.0
Brazilian Federative Republic	5.1	6.6
Indonesian Republic	5.0	6.0
U.S. Treasury Obligations	4.5	1.8
	28.1
Asset Allocation (% of fund's net assets)
As of June 30, 2010	As of December 31, 2009
Corporate Bonds 22.7%	Corporate Bonds 19.0%
Government Obligations 64.6%	Government Obligations 66.1%
Supranational Obligations 0.6%	Supranational Obligations 0.8%
Stocks and Investment Companies 1.3%	Stocks and Investment Companies 2.9%
Preferred Securities 0.9%	Preferred Securities 0.7%
Short-Term Investments and Net Other Assets 9.9%	Short-Term Investments and Net Other Assets 10.5%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.7%
		Principal Amount (b)	Value
Argentina - 0.6%
City of Buenos Aires 12.5% 4/6/15 (d)		$ 1,920,000	$ 1,939,200
Pan American Energy LLC 7.875% 5/7/21 (d)		2,415,000	2,390,850
TOTAL ARGENTINA			4,330,050
Australia - 0.0%
Leighton Finance International 7.875% 5/16/11		250,000	251,875
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 9.625%		1,615,000	1,615,000
Bermuda - 0.2%
Noble Group Ltd.:
6.75% 1/29/20 (d)		930,000	892,800
8.5% 5/30/13 (Reg. S)		250,000	273,750
TOTAL BERMUDA			1,166,550
Brazil - 1.9%
Banco Cruzeiro Do Sul SA 8.5% 2/20/15 (d)		1,550,000	1,588,750
Banco do Brasil SA 4.5% 1/22/15 (d)		1,475,000	1,489,750
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (d)		3,260,000	3,260,000
Banco Votorantim SA 7.375% 1/21/20 (d)		1,110,000	1,137,750
BFF International Ltd. 7.25% 1/28/20 (d)		1,445,000	1,483,004
Braskem Finance Ltd. 7% 5/7/20 (d)		1,830,000	1,848,300
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (d)		820,000	889,700
Net Servicos de Comunicacao SA 7.5% 1/27/20 (d)		1,850,000	1,928,625
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (d)		970,000	977,275
TOTAL BRAZIL			14,603,154
British Virgin Islands - 0.0%
Road King Infrastructure Finance 2004 Ltd. 6.25% 7/15/11		235,000	234,413
Cayman Islands - 2.3%
Banco Bradesco SA 4.1% 3/23/15 (d)		1,990,000	1,980,050
Country Garden Holdings Co. Ltd. 11.25% 4/22/17 (d)		845,000	790,075
CSN Islands XI Corp. 6.875% 9/21/19 (d)		1,910,000	1,942,470
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		1,035,000	1,234,599
Lumena Resources Corp. 12% 10/27/14 (d)		265,000	225,250
Odebrecht Finance Ltd.:
7% 4/21/20 (d)		1,480,000	1,502,200
9.625% 4/9/14 (d)		1,430,000	1,673,100
Petrobras International Finance Co. Ltd. 5.75% 1/20/20		1,795,000	1,807,651
Pontis Ltd. 6.25% 7/20/10 (d)		3,260,000	3,211,100
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Cayman Islands - continued
TDIC Finance Ltd. 6.5% 7/2/14 (d)		$ 2,320,000	$ 2,467,900
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (d)		1,540,000	1,559,250
TOTAL CAYMAN ISLANDS			18,393,645
Colombia - 0.2%
Empresas Publicas de Medellin 7.625% 7/29/19 (d)		1,390,000	1,560,275
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		1,740,000	1,844,400
Indonesia - 0.4%
Adaro Indonesia PT 7.625% 10/22/19 (d)		2,210,000	2,243,150
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (a)(d)		1,235,000	0
0% 7/5/01 (Reg. S) (a)		445,000	0
BLT Finance BV 7.5% 5/15/14 (Reg. S)		245,000	163,856
Listrindo Capital BV 9.25% 1/29/15 (d)		740,000	777,000
TOTAL INDONESIA			3,184,006
Ireland - 0.4%
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)		1,455,000	1,535,025
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (d)		1,455,000	1,567,763
TOTAL IRELAND			3,102,788
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		1,885,000	1,880,495
Korea (South) - 1.9%
Export-Import Bank of Korea:
5.125% 6/29/20		1,660,000	1,664,482
8.125% 1/21/14		1,360,000	1,548,224
Hyundai Capital Services, Inc. 6% 5/5/15 (d)		1,960,000	2,058,000
Industrial Bank of Korea 7.125% 4/23/14 (d)		1,620,000	1,808,568
Korea Development Bank 4.375% 8/10/15		1,930,000	1,971,688
Korea Expressway Corp. 4.5% 3/23/15 (d)		1,940,000	1,980,934
POSCO 8.75% 3/26/14 (d)		1,590,000	1,878,585
SK Broadband Co., Ltd. 7% 2/1/12 (d)		1,490,000	1,545,875
Woori Bank 7% 2/2/15 (d)		690,000	753,342
TOTAL KOREA (SOUTH)			15,209,698
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Luxembourg - 1.9%
ArcelorMittal SA 9% 2/15/15		$ 1,080,000	$ 1,270,574
Millicom International Cellular SA 10% 12/1/13		1,800,000	1,854,000
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		1,665,000	1,652,513
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		565,000	557,938
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		1,355,000	1,432,913
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		1,040,000	1,094,600
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (d)		1,265,000	1,353,550
RSHB Capital SA 9% 6/11/14 (d)		1,215,000	1,363,838
TNK-BP Finance SA:
7.5% 3/13/13 (d)		1,070,000	1,128,850
7.875% 3/13/18 (Reg. S)		1,450,000	1,511,625
VTB Capital SA 6.465% 3/4/15 (d)		1,860,000	1,860,000
TOTAL LUXEMBOURG			15,080,401
Mexico - 0.7%
Alestra SA de RL de CV 11.75% 8/11/14		1,320,000	1,405,800
America Movil SAB de CV 3.625% 3/30/15 (d)		1,479,000	1,517,155
Petroleos Mexicanos 6% 3/5/20 (d)		2,105,000	2,199,725
Vitro SAB de CV 9.125% 2/1/17 (a)		675,000	310,500
TOTAL MEXICO			5,433,180
Netherlands - 4.6%
Bulgaria Steel Finance BV 12% 5/4/13 unit (a)	EUR	600,000	73,368
DTEK Finance BV 9.5% 4/28/15 (d)		1,560,000	1,474,200
Indosat Finance Co. BV 7.75% 11/5/10		625,000	631,250
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		2,080,000	2,080,000
6.875% 11/4/11 (Reg. S)		954,000	982,620
Kazakhstan Temir Zholy Finance BV 6.5% 5/11/11		1,110,000	1,118,325
KazMunaiGaz Finance Sub BV:
7% 5/5/20 (d)		3,170,000	3,173,170
8.375% 7/2/13 (d)		2,660,000	2,859,500
9.125% 7/2/18 (d)		3,700,000	4,250,375
11.75% 1/23/15 (d)		3,750,000	4,584,375
Lippo Karawaci Finance BV 8.875% 3/9/11		260,000	264,888
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Netherlands - continued
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		$ 1,105,000	$ 1,179,588
7.75% 10/17/16 (Reg. S)		1,720,000	1,896,300
7.75% 1/20/20 (d)		3,340,000	3,657,300
7.875% 6/29/37 (Reg. S)		3,065,000	3,110,975
8% 8/7/19 (d)		1,700,000	1,878,500
Matahari International Finance Co. BV 10.75% 8/7/12		1,690,000	1,768,247
Paiton Energy Funding BV 9.34% 2/15/14 (Reg. S)		247,000	251,940
PT Indosat International Finance Co. BV 7.125% 6/22/12 (d)		1,090,000	1,122,700
TOTAL NETHERLANDS			36,357,621
Peru - 0.1%
CFG Investment SAC 9.25% 12/19/13 (Reg. S)		705,000	712,050
Philippines - 1.5%
National Power Corp. 6.875% 11/2/16 (d)		2,885,000	3,173,500
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (d)		3,700,000	4,084,060
7.39% 12/2/24 (d)		4,260,000	4,659,375
TOTAL PHILIPPINES			11,916,935
Qatar - 0.2%
Qtel International Finance Ltd. 6.5% 6/10/14 (d)		1,310,000	1,434,450
Russia - 0.2%
MTS International Funding Ltd. 8.625% 6/22/20 (d)		1,555,000	1,606,471
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (d)		2,045,000	2,336,413
Ukraine - 0.4%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,770,000	2,873,875
United Arab Emirates - 0.6%
Dolphin Energy Ltd. 5.888% 6/15/19 (d)		2,906,679	3,008,413
Dubai Electricity & Water Authority 8.5% 4/22/15 (d)		1,850,000	1,882,375
TOTAL UNITED ARAB EMIRATES			4,890,788
United Kingdom - 0.6%
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		4,345,000	4,279,825
United States of America - 2.6%
Drummond Co., Inc. 9% 10/15/14 (d)		3,062,000	3,107,930
Gerdau Holdings, Inc. 7% 1/20/20 (d)		1,365,000	1,386,840
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United States of America - continued
NII Capital Corp.:
8.875% 12/15/19		$ 1,875,000	$ 1,921,875
10% 8/15/16		2,100,000	2,210,250
Pemex Project Funding Master Trust 8.625% 2/1/22		5,800,000	7,163,000
Southern Copper Corp.:
5.375% 4/16/20		845,000	847,113
6.75% 4/16/40		3,975,000	3,955,125
TOTAL UNITED STATES OF AMERICA			20,592,133
Venezuela - 0.5%
Petroleos de Venezuela SA:
5.25% 4/12/17		3,585,000	1,917,975
5.375% 4/12/27		3,535,000	1,573,075
TOTAL VENEZUELA			3,491,050
TOTAL NONCONVERTIBLE BONDS (Cost $174,028,660)			178,381,541
Government Obligations - 64.6%

Argentina - 2.8%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		8,300,635	5,582,177
par 2.5% 12/31/38 (c)		10,520,000	3,734,600
0% 12/15/35		7,523,560	583,076
7% 9/12/13		10,790,000	9,390,897
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,257,600	2,174,448
8.75% 6/2/17		703,801	594,712
TOTAL ARGENTINA			22,059,910
Bahamas (Nassau) - 0.5%
Bahamian Republic 6.95% 11/20/29 (d)		3,740,000	3,740,000
Barbados - 0.4%
Barbados Government 7.25% 12/15/21 (d)		2,635,000	2,793,100
Belize - 0.2%
Belize Government 6% 2/20/29 (c)(d)		2,354,700	1,730,705
Brazil - 5.1%
Brazilian Federative Republic:
5.625% 1/7/41		5,945,000	5,855,825
Government Obligations - continued
		Principal Amount (b)	Value
Brazil - continued
Brazilian Federative Republic: - continued
5.875% 1/15/19		$ 4,665,000	$ 5,131,500
7.125% 1/20/37		3,070,000	3,647,160
8% 1/15/18		1,693,333	1,972,733
8.25% 1/20/34		2,040,000	2,692,800
8.875% 4/15/24		2,290,000	3,102,950
10.125% 5/15/27		2,990,000	4,485,000
11% 8/17/40		4,600,000	6,175,500
12.25% 3/6/30		2,015,000	3,526,250
12.5% 1/5/16	BRL	4,105,000	2,523,356
12.75% 1/15/20		850,000	1,377,000
TOTAL BRAZIL			40,490,074
Cayman Islands - 0.5%
Cayman Island Government 5.95% 11/24/19 (d)		3,880,000	3,880,000
Colombia - 2.2%
Colombian Republic:
6.125% 1/18/41		4,635,000	4,681,350
7.375% 3/18/19		2,005,000	2,345,850
10.375% 1/28/33		3,790,000	5,495,500
11.75% 2/25/20		3,393,000	5,030,123
TOTAL COLOMBIA			17,552,823
Congo - 0.6%
Congo Republic 3% 6/30/29 (c)		8,298,250	4,398,073
Croatia - 0.6%
Croatia Republic 6.75% 11/5/19 (d)		4,890,000	5,071,908
Dominican Republic - 0.9%
Dominican Republic:
7.5% 5/6/21 (d)		3,240,000	3,337,200
9.04% 1/23/18 (d)		3,202,422	3,554,689
TOTAL DOMINICAN REPUBLIC			6,891,889
Ecuador - 0.4%
Ecuador Republic 9.375% 12/15/15 (d)		3,940,000	3,467,200
Egypt - 0.3%
Arab Republic of Egypt 5.75% 4/29/20 (d)		2,690,000	2,703,450
El Salvador - 1.0%
El Salvador Republic:
7.375% 12/1/19 (d)		2,705,000	2,948,450
7.65% 6/15/35 (Reg. S)		2,975,000	3,153,500
Government Obligations - continued
		Principal Amount (b)	Value
El Salvador - continued
El Salvador Republic: - continued
7.75% 1/24/23 (Reg. S)		$ 1,050,000	$ 1,149,750
8.25% 4/10/32 (Reg. S)		865,000	951,500
TOTAL EL SALVADOR			8,203,200
Gabon - 0.9%
Gabonese Republic 8.2% 12/12/17 (d)		6,590,000	6,993,638
Georgia - 0.8%
Georgia Republic 7.5% 4/15/13		5,875,000	6,080,625
Ghana - 1.0%
Ghana Republic:
8.5% 10/4/17 (d)		6,555,000	6,882,750
14.99% 3/11/13	GHS	1,380,000	945,575
TOTAL GHANA			7,828,325
Hungary - 0.3%
Hungarian Republic 6.25% 1/29/20		1,990,000	1,950,200
Indonesia - 5.5%
Indonesian Republic:
5.875% 3/13/20 (d)		2,610,000	2,750,418
6.625% 2/17/37 (d)		3,145,000	3,302,250
6.75% 3/10/14 (Reg. S)		1,940,000	2,138,850
6.875% 3/9/17 (d)		1,990,000	2,243,725
6.875% 1/17/18 (d)		3,825,000	4,312,688
7.25% 4/20/15 (d)		1,615,000	1,841,100
7.5% 1/15/16 (d)		5,310,000	6,159,600
7.75% 1/17/38 (d)		3,485,000	4,112,300
8.5% 10/12/35 (d)		4,440,000	5,594,400
10.375% 5/4/14 (d)		1,715,000	2,105,163
11.625% 3/4/19 (d)		3,685,000	5,287,975
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (d)		3,070,000	3,568,875
TOTAL INDONESIA			43,417,344
Iraq - 0.8%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		7,270,000	5,888,700
Ivory Coast - 1.4%
Ivory Coast 2.45% 12/31/32 (c)		19,815,000	10,700,100
Jamaica - 0.1%
Jamaican Government 8% 3/15/39		1,228,000	1,105,200
Government Obligations - continued
		Principal Amount (b)	Value
Lebanon - 1.6%
Lebanese Republic:
4% 12/31/17		$ 6,067,500	$ 5,803,564
9% 3/20/17		2,365,000	2,778,875
11.625% 5/11/16 (Reg. S)		3,290,000	4,227,650
TOTAL LEBANON			12,810,089
Lithuania - 0.9%
Lithuanian Republic:
6.75% 1/15/15 (d)		3,515,000	3,676,690
7.375% 2/11/20 (d)		3,545,000	3,718,705
TOTAL LITHUANIA			7,395,395
Mexico - 3.6%
United Mexican States:
5.125% 1/15/20		1,516,000	1,588,010
5.625% 1/15/17		9,317,000	10,248,700
6.05% 1/11/40		6,594,000	6,956,670
11.375% 9/15/16		1,939,000	2,733,990
11.5% 5/15/26		3,945,000	6,726,225
TOTAL MEXICO			28,253,595
Pakistan - 1.2%
Islamic Republic of Pakistan:
6.875% 6/1/17 (d)		7,665,000	6,975,150
7.125% 3/31/16 (d)		2,320,000	2,157,600
TOTAL PAKISTAN			9,132,750
Panama - 0.5%
Panamanian Republic 5.2% 1/30/20		3,740,000	3,880,250
Peru - 0.9%
Peruvian Republic:
7.35% 7/21/25		2,725,000	3,265,913
8.75% 11/21/33		2,940,000	3,983,700
TOTAL PERU			7,249,613
Philippines - 3.2%
Philippine Republic:
6.375% 10/23/34		7,350,000	7,369,110
6.5% 1/20/20		6,065,000	6,672,107
7.75% 1/14/31		3,395,000	3,934,126
Government Obligations - continued
		Principal Amount (b)	Value
Philippines - continued
Philippine Republic: - continued
9.5% 2/2/30		$ 3,300,000	$ 4,463,250
10.625% 3/16/25		1,765,000	2,546,013
TOTAL PHILIPPINES			24,984,606
Poland - 0.6%
Polish Government 6.375% 7/15/19		4,510,000	4,915,900
Qatar - 0.8%
State of Qatar:
4% 1/20/15 (d)		3,555,000	3,652,514
6.4% 1/20/40 (d)		2,095,000	2,225,665
TOTAL QATAR			5,878,179
Russia - 6.7%
Russian Federation:
3.625% 4/29/15 (d)		8,700,000	8,428,560
7.5% 3/31/30 (Reg. S)		31,960,800	36,075,735
12.75% 6/24/28 (Reg. S)		4,974,000	8,331,450
TOTAL RUSSIA			52,835,745
Serbia - 0.6%
Republic of Serbia 6.75% 11/1/24 (d)		5,147,500	4,928,731
South Africa - 0.2%
South African Republic 5.5% 3/9/20		1,810,000	1,871,088
Sri Lanka - 0.7%
Democratic Socialist Republic of Sri Lanka:
7.4% 1/22/15 (d)		3,195,000	3,282,863
8.25% 10/24/12 (d)		1,850,000	1,970,250
TOTAL SRI LANKA			5,253,113
Turkey - 6.8%
Turkish Republic:
0% 11/16/11	TRY	6,930,000	3,895,978
5.625% 3/30/21		3,295,000	3,253,813
6.75% 4/3/18		1,615,000	1,768,425
6.75% 5/30/40		5,100,000	5,115,300
6.875% 3/17/36		6,700,000	6,917,750
7% 9/26/16		1,225,000	1,364,405
7% 3/11/19		4,045,000	4,479,838
7% 6/5/20		1,565,000	1,727,447
7.25% 3/15/15		1,195,000	1,335,413
Government Obligations - continued
		Principal Amount (b)	Value
Turkey - continued
Turkish Republic: - continued
7.25% 3/5/38		$ 1,815,000	$ 1,946,588
7.375% 2/5/25		4,620,000	5,191,956
7.5% 7/14/17		1,735,000	1,977,900
7.5% 11/7/19		1,460,000	1,673,598
9.5% 1/15/14		2,675,000	3,143,125
11% 1/14/13		2,325,000	2,726,063
11.875% 1/15/30		4,305,000	6,958,172
TOTAL TURKEY			53,475,771
Ukraine - 0.9%
Ukraine Cabinet of Ministers:
6.58% 11/21/16 (d)		2,095,000	1,943,113
6.875% 3/4/11 (Reg. S)		1,445,000	1,445,000
Ukraine Government:
6.385% 6/26/12 (d)		845,000	836,550
6.75% 11/14/17 (d)		1,830,000	1,697,325
7.65% 6/11/13 (Reg. S)		1,400,000	1,417,500
TOTAL UKRAINE			7,339,488
United States of America - 4.5%
U.S. Treasury Bonds 4.375% 5/15/40		32,630,000	35,378,099
Uruguay - 0.4%
Uruguay Republic 8% 11/18/22		2,420,000	2,916,100
Venezuela - 3.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (g)		15,490	387,250
1.3072% 4/20/11 (Reg. S) (e)		8,360,000	7,733,000
5.375% 8/7/10 (Reg. S)		1,535,000	1,523,488
5.75% 2/26/16 (Reg S.)		3,010,000	1,896,300
7% 3/31/38		1,345,000	706,125
7.75% 10/13/19 (Reg. S)		5,005,000	3,003,000
8.5% 10/8/14		2,495,000	1,946,100
9.25% 9/15/27		3,960,000	2,722,500
9.25% 5/7/28 (Reg. S)		2,025,000	1,235,250
9.375% 1/13/34		2,080,000	1,300,000
10.75% 9/19/13		4,445,000	3,911,600
13.625% 8/15/18		1,255,000	1,098,125
TOTAL VENEZUELA			27,462,738
Government Obligations - continued
		Principal Amount (b)	Value
Vietnam - 0.7%
Vietnamese Socialist Republic:
6.75% 1/29/20 (d)		$ 3,720,000	$ 3,831,600
6.875% 1/15/16 (d)		1,445,000	1,535,313
TOTAL VIETNAM			5,366,913
TOTAL GOVERNMENT OBLIGATIONS (Cost $483,932,563)			508,274,627
Supranational Obligations - 0.6%

Central American Bank 5.375% 9/24/14 (d)		1,770,000	1,871,775
Corporacion Andina de Fomento 8.125% 6/4/19		1,610,000	1,974,021
Eurasian Development Bank 7.375% 9/29/14 (d)		980,000	1,016,750
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,462,196)			4,862,546
Investment Companies - 1.3%
	Shares
United States of America - 1.3%
iShares MSCI Brazil Index ETF (Cost $10,661,583)	164,800	10,211,008
Preferred Securities - 0.9%
	Principal Amount (b)
Brazil - 0.2%
Globo Comunicacoes e Participacoes SA 9.375%	$ 1,805,000	1,838,007
United States of America - 0.7%
Pemex Project Funding Master Trust 7.75%	5,060,000	5,082,371
TOTAL PREFERRED SECURITIES (Cost $6,926,026)		6,920,378
Money Market Funds - 8.0%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (f) (Cost $63,026,038)	63,026,038	$ 63,026,038
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $743,037,066)		771,676,138
NET OTHER ASSETS (LIABILITIES) - 1.9%		15,189,083
NET ASSETS - 100%		$ 786,865,221
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
GHS	-	Ghana cedi
TRY	-	New Turkish Lira
Legend
(a) Non-income producing - Issuer is in default.
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $258,299,745 or 32.8% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,709
Fidelity Securities Lending Cash Central Fund	7
Total	$ 39,716
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 178,381,541	$ -	$ 178,308,173	$ 73,368
Government Obligations	508,274,627	-	508,274,627	-
Supranational Obligations	4,862,546	-	4,862,546	-
Investment Companies	10,211,008	10,211,008	-	-
Preferred Securities	6,920,378	-	6,920,378	-
Money Market Funds	63,026,038	63,026,038	-	-
Total Investments in Securities:	$ 771,676,138	$ 73,237,046	$ 698,365,724	$ 73,368
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 563,258
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	56,188
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	17,180
Transfers out of Level 3	(563,258)
Ending Balance	$ 73,368
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ 56,188

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information - continued
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	4.5%
AAA,AA,A	5.9%
BBB	27.9%
BB	29.2%
B	16.0%
CCC,CC,C	0.4%
Not Rated	4.8%
Equities	1.4%
Short-Term Investments and Net Other Assets	9.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $3,380,295 all of which will expire on December 31, 2016. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $680,011,028)	$ 708,650,100
Fidelity Central Funds (cost $63,026,038)	63,026,038
Total Investments (cost $743,037,066)		$ 771,676,138
Cash		818,469
Receivable for investments sold		5,215,395
Receivable for fund shares sold		3,665,272
Dividends receivable		120,000
Interest receivable		13,442,523
Distributions receivable from Fidelity Central Funds		11,811
Receivable from investment adviser for expense reductions		24,262
Other receivables		327
Total assets		794,974,197

Liabilities
Payable for investments purchased	$ 5,363,305
Payable for fund shares redeemed	1,000,359
Distributions payable	944,374
Accrued management fee	422,461
Distribution fees payable	154,546
Other affiliated payables	149,188
Other payables and accrued expenses	74,743
Total liabilities		8,108,976

Net Assets		$ 786,865,221
Net Assets consist of:
Paid in capital		$ 761,405,179
Undistributed net investment income		5,114,398
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,295,959)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		28,641,603
Net Assets		$ 786,865,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($229,235,669 ÷ 17,698,870 shares)	$ 12.95

Maximum offering price per share (100/96.00 of $12.95)	$ 13.49
Class T: Net Asset Value and redemption price per share ($115,016,893 ÷ 8,910,697 shares)	$ 12.91

Maximum offering price per share (100/96.00 of $12.91)	$ 13.45
Class B: Net Asset Value and offering price per share ($20,209,125 ÷ 1,545,304 shares)A	$ 13.08

Class C: Net Asset Value and offering price per share ($86,743,705 ÷ 6,658,960 shares)A	$ 13.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($335,659,829 ÷ 26,311,156 shares)	$ 12.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 481,531
Interest		23,170,398
Income from Fidelity Central Funds		39,716
Total income		23,691,645

Expenses
Management fee	$ 2,258,642
Transfer agent fees	669,175
Distribution fees	854,866
Accounting and security lending fees	166,458
Custodian fees and expenses	56,695
Independent trustees' compensation	1,756
Registration fees	116,837
Audit	31,537
Legal	481
Miscellaneous	3,497
Total expenses before reductions	4,159,944
Expense reductions	(127,755)	4,032,189
Net investment income		19,659,456
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(84,092)
Foreign currency transactions	(112,150)
Total net realized gain (loss)		(196,242)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,076,948
Assets and liabilities in foreign currencies	5,913
Total change in net unrealized appreciation (depreciation)		5,082,861
Net gain (loss)		4,886,619
Net increase (decrease) in net assets resulting from operations		$ 24,546,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,659,456	$ 27,410,345
Net realized gain (loss)	(196,242)	4,190,926
Change in net unrealized appreciation (depreciation)	5,082,861	74,936,989
Net increase (decrease) in net assets resulting from operations	24,546,075	106,538,260
Distributions to shareholders from net investment income	(17,202,759)	(24,963,530)
Distributions to shareholders from net realized gain	-	(647,094)
Total distributions	(17,202,759)	(25,610,624)
Share transactions - net increase (decrease)	218,969,056	261,650,696
Redemption fees	181,313	87,851
Total increase (decrease) in net assets	226,493,685	342,666,183

Net Assets
Beginning of period	560,371,536	217,705,353
End of period (including undistributed net investment income of $5,114,398 and undistributed net investment income of $2,657,701, respectively)	$ 786,865,221	$ 560,371,536

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 9.51	$ 12.32	$ 12.40	$ 12.11	$ 12.16
Income from Investment Operations
Net investment income E	.374	.950	.675	.709	.715	.727
Net realized and unrealized gain (loss)	.141	3.126	(2.793)	(.066)	.638	.556
Total from investment operations	.515	4.076	(2.118)	.643	1.353	1.283
Distributions from net investment income	(.328)	(.814)	(.664)	(.705)	(.699)	(.744)
Distributions from net realized gain	-	(.015)	(.030)	(.020)	(.367)	(.590)
Total distributions	(.328)	(.829)	(.694)	(.725)	(1.066)	(1.334)
Redemption fees added to paid in capital E	.003	.003	.002	.002	.003	.001
Net asset value, end of period	$ 12.95	$ 12.76	$ 9.51	$ 12.32	$ 12.40	$ 12.11
Total Return B, C, D	4.09%	44.11%	(17.82)%	5.36%	11.57%	11.15%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.29%	1.32%	1.27%	1.28%	1.31%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.18%	1.10%	1.11%
Expenses net of all reductions	1.20% A	1.20%	1.20%	1.17%	1.09%	1.11%
Net investment income	5.85% A	8.13%	5.94%	5.75%	5.80%	6.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 229,236	$ 167,196	$ 60,543	$ 75,584	$ 65,593	$ 42,836
Portfolio turnover rate G	105% A	123%	57%	72%	105%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.71	$ 9.48	$ 12.28	$ 12.37	$ 12.08	$ 12.14
Income from Investment Operations
Net investment income E	.373	.924	.676	.704	.701	.713
Net realized and unrealized gain (loss)	.152	3.132	(2.784)	(.074)	.640	.549
Total from investment operations	.525	4.056	(2.108)	.630	1.341	1.262
Distributions from net investment income	(.328)	(.814)	(.664)	(.702)	(.687)	(.733)
Distributions from net realized gain	-	(.015)	(.030)	(.020)	(.367)	(.590)
Total distributions	(.328)	(.829)	(.694)	(.722)	(1.054)	(1.323)
Redemption fees added to paid in capital E	.003	.003	.002	.002	.003	.001
Net asset value, end of period	$ 12.91	$ 12.71	$ 9.48	$ 12.28	$ 12.37	$ 12.08
Total Return B, C, D	4.18%	44.04%	(17.80)%	5.26%	11.49%	10.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.26% A	1.30%	1.32%	1.29%	1.36%	1.40%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.21%
Expenses net of all reductions	1.20% A	1.20%	1.20%	1.19%	1.19%	1.21%
Net investment income	5.85% A	8.13%	5.95%	5.73%	5.70%	5.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,017	$ 106,446	$ 87,427	$ 136,031	$ 137,200	$ 95,102
Portfolio turnover rate G	105% A	123%	57%	72%	105%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 9.60	$ 12.42	$ 12.50	$ 12.20	$ 12.24
Income from Investment Operations
Net investment income E	.336	.861	.609	.632	.628	.640
Net realized and unrealized gain (loss)	.146	3.169	(2.812)	(.073)	.642	.562
Total from investment operations	.482	4.030	(2.203)	.559	1.270	1.202
Distributions from net investment income	(.285)	(.738)	(.589)	(.621)	(.606)	(.653)
Distributions from net realized gain	-	(.015)	(.030)	(.020)	(.367)	(.590)
Total distributions	(.285)	(.753)	(.619)	(.641)	(.973)	(1.243)
Redemption fees added to paid in capital E	.003	.003	.002	.002	.003	.001
Net asset value, end of period	$ 13.08	$ 12.88	$ 9.60	$ 12.42	$ 12.50	$ 12.20
Total Return B, C, D	3.79%	43.08%	(18.29)%	4.61%	10.74%	10.34%
Ratios to Average Net Assets F, H
Expenses before reductions	1.96% A	1.97%	1.97%	1.94%	2.10%	2.12%
Expenses net of fee waivers, if any	1.85% A	1.85%	1.85%	1.85%	1.85%	1.86%
Expenses net of all reductions	1.85% A	1.85%	1.85%	1.84%	1.84%	1.86%
Net investment income	5.20% A	7.48%	5.30%	5.08%	5.06%	5.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,209	$ 18,398	$ 14,324	$ 22,418	$ 26,442	$ 27,303
Portfolio turnover rate G	105% A	123%	57%	72%	105%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 9.56	$ 12.37	$ 12.46	$ 12.16	$ 12.21
Income from Investment Operations
Net investment income E	.328	.867	.594	.616	.613	.627
Net realized and unrealized gain (loss)	.148	3.142	(2.798)	(.080)	.645	.553
Total from investment operations	.476	4.009	(2.204)	.536	1.258	1.180
Distributions from net investment income	(.279)	(.727)	(.578)	(.608)	(.594)	(.641)
Distributions from net realized gain	-	(.015)	(.030)	(.020)	(.367)	(.590)
Total distributions	(.279)	(.742)	(.608)	(.628)	(.961)	(1.231)
Redemption fees added to paid in capital E	.003	.003	.002	.002	.003	.001
Net asset value, end of period	$ 13.03	$ 12.83	$ 9.56	$ 12.37	$ 12.46	$ 12.16
Total Return B, C, D	3.76%	43.02%	(18.37)%	4.44%	10.66%	10.17%
Ratios to Average Net Assets F, H
Expenses before reductions	2.00% A	2.02%	2.06%	2.04%	2.12%	2.16%
Expenses net of fee waivers, if any	1.95% A	1.95%	1.95%	1.95%	1.95%	1.96%
Expenses net of all reductions	1.95% A	1.95%	1.95%	1.94%	1.94%	1.96%
Net investment income	5.09% A	7.38%	5.20%	4.98%	4.95%	5.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,744	$ 63,669	$ 22,464	$ 30,962	$ 28,628	$ 18,863
Portfolio turnover rate G	105% A	123%	57%	72%	105%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 9.39	$ 12.16	$ 12.25	$ 11.98	$ 12.04
Income from Investment Operations
Net investment income D	.384	.990	.695	.725	.725	.739
Net realized and unrealized gain (loss)	.147	3.044	(2.745)	(.064)	.628	.554
Total from investment operations	.531	4.034	(2.050)	.661	1.353	1.293
Distributions from net investment income	(.344)	(.842)	(.692)	(.733)	(.718)	(.764)
Distributions from net realized gain	-	(.015)	(.030)	(.020)	(.367)	(.590)
Total distributions	(.344)	(.857)	(.722)	(.753)	(1.085)	(1.354)
Redemption fees added to paid in capital D	.003	.003	.002	.002	.002	.001
Net asset value, end of period	$ 12.76	$ 12.57	$ 9.39	$ 12.16	$ 12.25	$ 11.98
Total Return B, C	4.29%	44.29%	(17.52)%	5.58%	11.70%	11.37%
Ratios to Average Net Assets E,G
Expenses before reductions	.94% A	.97%	1.02%	.99%	1.02%	1.01%
Expenses net of fee waivers, if any	.94% A	.95%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.94% A	.95%	.95%	.95%	.94%	.95%
Net investment income	6.10% A	8.38%	6.19%	5.97%	5.96%	6.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 335,660	$ 204,663	$ 32,947	$ 45,232	$ 25,177	$ 22,134
Portfolio turnover rate F	105% A	123%	57%	72%	105%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 39,700,967
Gross unrealized depreciation	(8,789,262)
Net unrealized appreciation (depreciation)	$ 30,911,705

Tax cost	$ 740,764,433

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $414,441,286 and $242,595,494, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 254,878	$ 3,440
Class T	-%	.25%	141,667	-
Class B	.65%	.25%	88,341	66,256
Class C	.75%	.25%	369,980	183,868
			$ 854,866	$ 253,564

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,002
Class T	8,480
Class B*	22,019
Class C*	16,450
$ 79,951

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 231,472.23
Class T	126,137.22
Class B	25,649.26
Class C	74,899.20
Institutional Class	211,018.16
	$ 669,175

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,123 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.20%	$ 65,024
Class T	1.20%	35,290
Class B	1.85%	10,327
Class C	1.95%	16,238
		$ 126,879

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $570 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $306.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Class A	$ 5,139,826	$ 7,132,338
Class T	2,882,182	6,958,625
Class B	428,077	1,003,714
Class C	1,575,080	2,468,243
Institutional Class	7,177,594	7,400,610
Total	$ 17,202,759	$ 24,963,530
From net realized gain
Class A	$ -	$ 193,016
Class T	-	123,558
Class B	-	21,170
Class C	-	72,723
Institutional Class	-	236,627
Total	$ -	$ 647,094

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	7,435,480	8,915,226	$ 96,435,397	$ 108,963,057
Reinvestment of distributions	339,385	540,320	4,391,443	6,421,068
Shares redeemed	(3,182,511)	(2,712,377)	(41,058,354)	(30,467,236)
Net increase (decrease)	4,592,354	6,743,169	$ 59,768,486	$ 84,916,889
Class T
Shares sold	1,484,168	2,295,615	$ 19,163,046	$ 26,938,453
Reinvestment of distributions	192,544	535,436	2,481,771	6,153,825
Shares redeemed	(1,138,330)	(3,676,469)	(14,661,279)	(42,208,743)
Net increase (decrease)	538,382	(845,418)	$ 6,983,538	$ (9,116,465)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class B
Shares sold	399,625	399,800	$ 5,248,292	$ 4,901,028
Reinvestment of distributions	26,346	72,990	343,929	851,775
Shares redeemed	(309,412)	(536,535)	(4,042,175)	(5,974,173)
Net increase (decrease)	116,559	(63,745)	$ 1,550,046	$ (221,370)
Class C
Shares sold	2,526,852	3,284,954	$ 32,984,015	$ 40,335,680
Reinvestment of distributions	95,993	171,629	1,248,366	2,056,422
Shares redeemed	(927,132)	(842,206)	(12,009,982)	(9,820,911)
Net increase (decrease)	1,695,713	2,614,377	$ 22,222,399	$ 32,571,191
Institutional Class
Shares sold	13,020,386	14,734,937	$ 166,413,829	$ 176,271,975
Reinvestment of distributions	292,787	357,732	3,731,373	4,285,454
Shares redeemed	(3,284,033)	(2,321,252)	(41,700,615)	(27,056,978)
Net increase (decrease)	10,029,140	12,771,417	$ 128,444,587	$ 153,500,451

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMII-USAN-0810
1.787774.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 2, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 2, 2010